UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

December 31, 2007
 unaudited

Bonds & notes — 89.10%	Principal amount (000)	Market value (000)

EUROS — 21.83%
German Government 5.25% 2008	€3,150	US$ 4,599
German Government 4.50% 2009	26,710	39,199
German Government 5.25% 2011	56,485	85,150
German Government 5.00% 2012	52,085	78,596
German Government 3.75% 2013	24,375	34,882
German Government 4.50% 2013	42,575	63,190
German Government 4.25% 2014	31,620	46,242
German Government, Series 6, 4.00% 2016	16,940	24,232
German Government 1.50% 2016[1,2]	8,048	11,343
German Government 3.75% 2017	7,500	10,519
German Government 4.25% 2017	74,300	107,978
German Government, Series 7, 4.00% 2018	17,240	24,508
German Government 6.25% 2024	66,085	114,777
German Government 6.25% 2030	23,875	42,447
German Government 4.75% 2034	13,075	19,443
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	37,271
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	26,200	36,589
Belgium (Kingdom of), Series 43, 4.25% 2014	39,735	57,882
French Government O.A.T. Eurobond 3.00% 2012[1,2]	5,830	9,001
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	6,521
French Government O.A.T. Eurobond 2.441% 2020[1,2]	3,298	4,907
French Government O.A.T. Eurobond 4.75% 2035	12,900	19,073
French Government O.A.T. Eurobond 1.80% 2040[1,2]	713	953
French Government O.A.T. Eurobond 4.00% 2055	3,100	4,001
Netherlands Government Eurobond 5.25% 2008	3,415	5,011
Netherlands Government Eurobond 4.25% 2013	7,030	10,288
Netherlands Government Eurobond 7.50% 2023	10,900	20,954
Netherlands Government Eurobond 4.00% 2037	4,550	5,957
Rheinische Hypothekenbank Eurobond 4.25% 2008[3]	3,000	4,374
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	23,236
Schering-Plough Corp. 5.375% 2014	18,875	27,084
Bayer AG 5.00% (undated)[4]	20,535	26,641
General Motors Corp. 7.25% 2013	8,085	10,505
General Motors Corp. 8.375% 2033	13,500	15,341
Bayerische Vereinsbank 5.50% 2008[3]	750	1,096
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	12,041
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	1,410	2,090
UniCredito Italiano SpA 3.95% 2016	6,800	8,610
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	645
Spanish Government 2.90% 2008	9,310	13,451
Spanish Government 4.20% 2013	7,300	10,656
Veolia Environnement 4.875% 2013	5,925	8,449
Veolia Environnement 4.375% 2017	3,100	4,096
Veolia Environnement 6.125% 2033	7,915	11,142
Sogerim SA 7.25% 2011[4]	4,930	7,556
Telecom Italia SpA 7.75% 2033	8,978	14,211
DaimlerChrysler International Finance BV 7.00% 2011	12,175	18,734
Gaz Capital SA 5.875% 2015	3,250	4,465
Gaz Capital SA 5.875% 2015	7,500	10,304
Gaz Capital SA 6.605% 2018	2,000	2,807
NGG Finance PLC 6.125% 2011	2,000	3,012
National Grid Transco PLC 4.375% 2020	10,530	13,231
Saint-Gobain Nederland BV 5.00% 2010	8,000	11,637
Saint-Gobain Nederland BV 5.00% 2014	1,925	2,693
Rodamco Europe Finance BV, Series 5, 3.75% 2012	9,830	13,319
Metro Finance BV 4.625% 2011	8,980	12,889
Banque Centrale de Tunisie 4.75% 2011	3,100	4,486
Banque Centrale de Tunisie 4.75% 2011	3,750	5,427
Banque Centrale de Tunisie 6.25% 2013	1,350	2,073
Resona Bank, Ltd. 3.75% 2015[4]	3,565	4,983
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	6,520
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	3,445	4,937
Sumitomo Mitsui Banking Corp. 4.375% (undated)[4]	4,725	5,852
Shinsei Bank, Ltd. 3.75% 2016[4]	4,000	5,344
Shinsei Bank, Ltd. 3.75% 2016[4]	4,040	5,398
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	8,040	10,490
Pfizer Inc. 4.75% 2014	7,000	10,140
BNP Paribas 5.25% 2014[4]	6,250	9,125
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,045
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	4,975	6,782
FCE Bank PLC 7.125% 2012	6,900	8,676
Deutsche Telekom International Finance BV 8.125% 2012[4]	5,160	8,285
Merrill Lynch & Co., Inc. 4.625% 2018	6,875	8,165
PLD International Finance LLC 4.375% 2011	5,200	7,068
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	5,135	6,841
ABN AMRO Bank NV 4.31% (undated)[4]	5,250	6,446
Northern Rock PLC, Series 7, 4.125% 2017[3]	4,650	6,159
Vodafone Group PLC 4.75% 2016	4,200	5,851
UPM-Kymmene Corp. 6.125% 2012	3,200	4,699
Delhaize Group 5.625% 2014	3,000	4,251
Governor and Co. of the Bank of Ireland 6.45% 2010	2,665	3,981
Kingfisher PLC 4.50% 2010	2,850	3,961
Edcon Pty Ltd. 8.198% 2014[4]	2,000	2,453
Edcon Pty Ltd. 10.448% 2015[4]	750	859
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,176
Volvo Treasury AB 5.00% 2017	2,250	3,111
Bulgaria (Republic of) 7.50% 2013	1,638	2,664
Bulgaria (Republic of) 7.50% 2013	250	407
Italian Government BTPS Eurobond 1.745% 2008[1,2]	1,970	2,924
International Endesa BV 5.375% 2013	1,750	2,564
Royal Bank of Scotland PLC 4.875% 2009	750	1,093
Royal Bank of Scotland PLC 6.00% 2013	960	1,443
Deutsche Bank AG 5.125% 2013	1,700	2,466
Fortum Oyj 4.625% 2010	1,590	2,302
Croatian Government 5.00% 2014	1,510	2,182
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	2,173
Dexia Municipal Agency 3.50% 2009[3]	1,428	2,052
Tesco PLC 4.75% 2010	1,205	1,760
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,516
Commerzbank AG 6.125% 2011	1,000	1,480
Stora Enso Oyj 5.125% 2014	1,000	1,364
ING Verzekeringen NV 6.25% 2021[4]	750	1,120
E.ON International Finance BV 5.75% 2009	750	1,111
Edison SpA 5.125% 2010	750	1,098
AEGON NV 4.625% 2008	750	1,094
Bank of America Corp. 3.625% 2008	750	1,093
Hellenic Republic 8.60% 2008	690	1,016
Residential Capital Corp. 6.125% 2012[2]	1,000	876
France Télécom 6.75% 2008[4]	530	776
iesy Repository GmbH 10.125% 2015	500	765
Finland (Republic of) 5.75% 2011	500	764
RWE Finance BV 6.125% 2012	250	385
WDAC Intermediate Corp. 8.50% 2014	125	172
		1,426,072

JAPANESE YEN — 6.31%
Japanese Government 0.90% 2008	¥6,659,150	59,804
Japanese Government 1.80% 2010	5,700,000	52,166
Japanese Government 1.30% 2011	3,171,000	28,814
Japanese Government 0.50% 2013	2,180,000	18,944
Japanese Government 1.50% 2014	21,401,500	195,735
Japanese Government 0.50% 2015[1,2]	434,631	3,777
Japanese Government 1.70% 2016	1,615,800	14,841
Japanese Government 1.70% 2017	700,000	6,396
Japanese Government 1.20% 2017[1,2]	110,762	1,001
Japanese Government 2.30% 2035	3,377,800	29,995
KfW International Finance Inc. 1.75% 2010	100,000	914
		412,387

BRITISH POUNDS — 3.77%
United Kingdom 5.00% 2008	£2,710	5,377
United Kingdom 5.75% 2009	1,750	3,562
United Kingdom 4.75% 2010	11,740	23,522
United Kingdom 5.25% 2012	3,825	7,833
United Kingdom 5.00% 2014	11,050	22,541
United Kingdom 4.75% 2015	12,790	25,781
United Kingdom 8.00% 2015	600	1,459
United Kingdom 4.00% 2016	3,630	6,946
United Kingdom 2.50% 2016[1]	442	946
United Kingdom 4.75% 2020	43,705	88,631
United Kingdom 6.00% 2028	4,600	11,018
United Kingdom 4.75% 2038	8,180	17,470
United Kingdom 4.25% 2055	1,250	2,504
Abbey National PLC 7.50% (undated)[4]	3,010	6,287
Abbey National PLC 7.50% (undated)[4]	450	916
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	4,635
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,485	4,568
Tesco PLC 5.50% 2033	2,140	4,156
Countrywide Home Loans, Inc. 5.875% 2008[2]	1,000	1,666
Halifax Building Society 11.00% 2014	650	1,573
General Electric Capital Corp. 5.625% 2031	750	1,473
UPM-Kymmene Corp. 6.625% 2017	750	1,431
Roche Finance Europe BV 5.375% 2023	500	994
Kingfisher PLC 5.625% 2014	450	809
Bayer AG, Series 41, 5.625% 2018	100	191
		246,289

SWEDISH KRONOR — 3.27%
Swedish Government 5.00% 2009	SKr175,170	US$ 27,335
Swedish Government 5.25% 2011	279,150	44,582
Swedish Government 1.033% 2012[1]	27,049	4,127
Swedish Government 4.00% 2012[3]	140,000	21,023
Swedish Government 6.75% 2014	256,925	45,208
Swedish Government 5.00% 2020	86,890	14,253
Nordea Hypotek AB 4.00% 2012[3]	140,000	20,978
AB Spintab 6.00% 2009	131,900	20,746
Stadshypotek AB 6.00% 2012[3]	79,000	12,910
European Investment Bank 4.50% 2014	15,000	2,313
		213,475

ISRAELI SHEKELS — 2.81%
Israeli Government 7.50% 2014[2]	ILS337,863	94,141
Israeli Government 5.00% 2015[1,2]	22,108	6,463
Israeli Government 6.50% 2016[2]	266,215	70,467
Israeli Government 5.50% 2017[2]	50,812	12,520
		183,591

SINGAPORE DOLLARS — 2.46%
Singapore (Republic of) 4.375% 2009	S$ 21,455	15,292
Singapore (Republic of) 3.125% 2011	123,590	88,967
Singapore (Republic of) 3.75% 2016	74,900	56,360
		160,619

SOUTH KOREAN WON — 2.25%
South Korean Government 4.50% 2008	KRW 9,885,000	10,490
South Korean Government 5.00% 2011	14,671,560	15,346
South Korean Government 4.25% 2014	37,784,900	37,067
South Korean Government 5.25% 2015	27,611,410	28,638
South Korean Government 5.00% 2016	39,802,000	40,482
South Korean Government 2.75% 2017[1,2]	15,220,763	15,203
		147,226

HUNGARIAN FORINT — 2.01%
Hungarian Government 6.00% 2011	HUF 1,700,000	9,372
Hungarian Government 7.25% 2012	11,864,050	68,136
Hungarian Government 6.75% 2017	9,546,260	53,873
		131,381

MALAYSIAN RINGGIT — 1.97%
Malaysian Government 3.869% 2010	MYR 45,000	13,730
Malaysian Government 3.718% 2012	210,940	63,774
Malaysian Government 4.262% 2016	82,380	25,200
Malaysian Government 3.814% 2017	87,500	25,833
		128,537

AUSTRALIAN DOLLARS — 1.92%
Queensland Treasury Corp. 6.00% 2015	A$57,185	47,572
Queensland Treasury Corp. 6.00% 2017	14,230	11,776
New South Wales Treasury Corp. 5.50% 2014	56,500	45,749
KfW 6.25% 2012	16,150	13,563
European Investment Bank 6.125% 2017	8,000	6,597
		125,257

MEXICAN PESOS — 1.89%
United Mexican States Government 9.00% 2012	MXN200,000	US$ 19,096
United Mexican States Government, Series MI10, 9.50% 2014	308,663	30,422
United Mexican States Government, Series M10, 8.00% 2015	75,000	6,808
United Mexican States Government, Series M20, 10.00% 2024	585,953	62,554
United Mexican States Government, Series M30, 10.00% 2036	30,000	3,273
América Móvil, SAB de CV 8.46% 2036	15,000	1,297
		123,450

POLISH ZLOTY — 1.80%
Polish Government, Series 608, 5.75% 2008	PLN25,880	10,496
Polish Government 6.00% 2009	27,320	11,051
Polish Government 5.75% 2010	64,250	25,808
Polish Government 6.00% 2010	48,235	19,502
Polish Government 4.25% 2011	59,600	22,827
Polish Government 5.00% 2013	72,100	27,824
		117,508

TURKISH LIRE — 1.62%
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY31,830	25,057
Turkey (Republic of) 15.00% 2010[2]	20,000	16,622
Turkey (Republic of) 14.00% 2011[2]	26,100	21,137
Turkey (Republic of) 16.00% 2012[2]	23,050	19,618
Turkey (Republic of) 10.00% 2012[1,2]	22,977	20,516
European Investment Bank 0% 2016	9,750	3,028
		105,978

BRAZILIAN REAIS — 1.55%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL15,081	8,158
Brazil (Federal Republic of) 10.00% 2014[2]	44,085	21,779
Brazilian Treasury Bill 6.00% 2015[1,2]	40,153	20,667
Brazil (Federal Republic of) Global 12.50% 2016	775	477
Brazilian Treasury Bill 6.00% 2017[1,2]	4,852	2,467
Brazil (Federal Republic of) 10.00% 2017[2]	83,120	39,383
Brazil (Federal Republic of) Global 12.50% 2022[2]	3,500	2,203
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,032
		101,166

EGYPTIAN POUNDS — 1.29%
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP 9,650	1,745
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	16,775	3,022
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	35,075	6,315
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	19,000	3,416
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	21,450	3,840
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	11,750	2,095
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	2,550	454
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	9,675	1,711
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	130,000	22,901
Egypt (Arab Republic of) 9.10% 2010[2]	39,650	7,321
Egypt (Arab Republic of) 9.10% 2010[2]	1,955	362
Egypt (Arab Republic of) 11.50% 2011[2]	5,865	1,170
Egypt (Arab Republic of) 9.10% 2012[2]	82,870	15,422
Egypt (Arab Republic of) 8.85% 2013[2]	59,000	10,862
Egypt (Arab Republic of) 11.625% 2014[2]	18,535	3,879
		84,515

DANISH KRONER — 1.01%
Nykredit 4.00% 2035[3]	DKr 77,043	US$13,341
Nykredit 6.00% 2038[2,3]	69,000	13,402
Nykredit 5.00% 2038[3]	162,453	30,152
Nordea Kredit 5.00% 2038[3]	48,312	8,981
		65,876

INDONESIAN RUPIAH — 0.96%
Indonesia (Republic of) 10.00% 2011	IDR 4,000,000	439
Indonesia (Republic of) 12.50% 2013	123,550,000	14,812
Indonesia (Republic of) 11.00% 2014	35,000,000	3,949
Indonesia (Republic of) 11.00% 2020	37,975,000	4,208
Indonesia (Republic of) 12.80% 2021	301,633,000	37,408
Indonesia (Republic of) 12.90% 2022	15,705,000	1,953
Indonesia (Republic of) 11.00% 2025	1,258,000	137
		62,906

CANADIAN DOLLARS — 0.89%
Canadian Government 5.50% 2010	C$24,955	26,122
Canadian Government 5.25% 2012	6,000	6,380
Canadian Government 4.50% 2015	12,605	13,142
Canadian Government 5.75% 2029	9,175	11,364
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	1,013
		58,021

COLOMBIAN PESOS — 0.50%
Colombia (Republic of) Global 11.75% 2010	COP11,753,000	6,068
Colombia (Republic of) Global 12.00% 2015	33,252,000	18,464
Colombia (Republic of) Global 9.85% 2027	16,120,000	8,004
		32,536

ARGENTINE PESOS — 0.24%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS48,526	11,397
Argentina (Republic of) GDP-Linked 2035	40,842	1,148
Argentina (Republic of) 0.63% 2038[1,2,3]	33,984	3,111
		15,656

NORWEGIAN KRONER — 0.23%
Norwegian Government 5.50% 2009	NKr82,500	15,358

URUGUAYAN PESOS — 0.17%
Uruguay (Republic of) 4.25% 2027[1,2,3]	UYU144,287	7,129
Uruguay (Republic of) 3.70% 2037[1,2,3]	99,820	4,304
		11,433

SOUTH AFRICAN RAND — 0.16%
South Africa (Republic of), Series 204, 8.00% 2018	ZAR41,250	5,893
South Africa (Republic of), Series 197, 7.676% 2023[1,2]	23,237	4,713
		10,606

DOMINICAN PESOS — 0.09%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2,5]	DOP122,949	3,708
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	2,175
		5,883

U.S. DOLLARS — 28.10%
U.S. Treasury 4.75% 2008[7]	US$ 6,900	US$ 6,979
U.S. Treasury 3.375% 2008[7]	16,015	16,019
U.S. Treasury 3.375% 2008[7]	3,940	3,943
U.S. Treasury 4.875% 2008[7]	31,491	31,774
U.S. Treasury 5.625% 2008[7]	1,750	1,764
U.S. Treasury 5.50% 2009[7]	2,890	2,984
U.S. Treasury 3.875% 2009[1,2,7]	1,911	1,968
U.S. Treasury 5.75% 2010[7]	38,000	40,547
U.S. Treasury 4.25% 2011[7]	6,300	6,513
U.S. Treasury 4.50% 2011[7]	3,810	3,968
U.S. Treasury 2.375% 2011[1,2,7]	1,358	1,416
U.S. Treasury 3.875% 2013[7]	6,000	6,118
U.S. Treasury 4.00% 2014[7]	23,660	24,170
U.S. Treasury 2.00% 2014[1,2,7]	10,052	10,388
U.S. Treasury 4.50% 2016[7]	9,960	10,364
U.S. Treasury 5.125% 2016[7]	4,850	5,249
U.S. Treasury 4.625% 2017[7]	40,935	42,787
U.S. Treasury 8.875% 2017[7]	1,250	1,720
U.S. Treasury 2.375% 2017[1,2,7]	3,180	3,360
U.S. Treasury 7.875% 2021[7]	1,000	1,345
U.S. Treasury 8.00% 2021[7]	5,560	7,609
U.S. Treasury 5.25% 2029[7]	2,225	2,449
U.S. Treasury 3.375% 2032[1,2,7]	1,165	1,494
U.S. Treasury 4.50% 2036[7]	6,120	6,153
Fannie Mae 5.25% 2012	32,325	33,677
Fannie Mae 5.00% 2017[3,7]	1,054	1,061
Fannie Mae 5.00% 2019[3,7]	352	353
Fannie Mae, Series 2001-4, Class GA, 10.244% 2025[3,4,7]	26	29
Fannie Mae 6.00% 2026[3,7]	1,254	1,277
Fannie Mae 5.50% 2034[3,7]	1,028	1,027
Fannie Mae 4.50% 2035[3,7]	2,361	2,238
Fannie Mae 4.50% 2035[3,7]	2,980	2,824
Fannie Mae 5.50% 2035[3,7]	7,245	7,246
Fannie Mae 6.00% 2036[3,7]	4,722	4,796
Fannie Mae 6.50% 2036[3,7]	7,245	7,394
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3,7]	1,634	1,682
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3,7]	6,650	5,021
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2,3,7]	5,414	4,314
Fannie Mae 5.00% 2037[3,7]	1,928	1,881
Fannie Mae 5.50% 2037[3,7]	953	952
Fannie Mae 6.00% 2037[3,7]	16,385	16,653
Fannie Mae 6.00% 2037[3,7]	7,223	7,341
Fannie Mae 6.00% 2037[3,7]	10,918	11,097
Fannie Mae 6.50% 2037[3,7]	1,940	1,995
Fannie Mae 6.50% 2037[3,7]	6,585	6,770
Fannie Mae 5.50% 2037[3,7]	4,211	4,155
Fannie Mae 5.50% 2037[3,7]	6,031	5,950
Fannie Mae 6.50% 2037[3,7]	2,457	2,504
Fannie Mae 6.50% 2047[3,7]	4,998	5,082
Fannie Mae 6.50% 2047[3,7]	2,997	3,047
Fannie Mae 7.00% 2047[3,7]	1,952	2,007
Freddie Mac 5.75% 2008	16,240	16,306
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[2,3,7]	6,627	5,089
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3,7]	7,035	5,378
Freddie Mac 5.50% 2037[3,7]	14,092	14,060
Freddie Mac 6.00% 2037[3,7]	12,719	12,910
Freddie Mac 6.00% 2037[3,7]	2,863	2,906
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2,3,7]	1,921	1,481
Gaz Capital SA, Series 7, 6.212% 2016	13,000	12,622
Gaz Capital SA 6.51% 2022[5]	5,310	5,061
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	2,477
Gaz Capital SA 7.288% 2037[5]	16,360	16,594
Federal Home Loan Bank 5.125% 2008[7]	4,970	4,992
Federal Home Loan Bank 5.125% 2013[7]	15,000	15,787
Federal Home Loan Bank 5.625% 2016[7]	11,875	12,526
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3,5,7]	10,327	7,476
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3,7]	5,548	5,609
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3,7]	5,000	4,913
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3,7]	2,300	2,245
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3,7]	1,625	1,696
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[2,3,7]	653	634
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3,7]	500	485
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3,7]	189	189
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[3,7]	75	75
TuranAlem Finance BV 8.00% 2014	5,470	4,677
TuranAlem Finance BV 8.50% 2015[5]	1,935	1,708
TuranAlem Finance BV 8.50% 2015	8,015	7,073
TuranAlem Finance BV 8.25% 2037[5]	6,775	5,793
TuranAlem Finance BV, Series 8, 8.25% 2037	5,205	4,450
Argentina (Republic of) 3.368% 2012[2,3,4,7]	7,300	4,050
Argentina (Republic of) 7.00% 2015[2,7]	10,000	8,086
Argentina (Republic of) GDP-Linked 2035[7]	88,270	10,195
AstraZeneca PLC 5.40% 2012	1,250	1,294
AstraZeneca PLC 5.90% 2017	18,500	19,462
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	19,390	19,365
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3,7]	18,730	18,974
HSBK (Europe) BV 7.75% 2013	4,765	4,551
HSBK (Europe) BV 7.25% 2017[5]	13,215	11,530
HSBK (Europe) BV 7.25% 2017	1,860	1,623
Santander Issuances, SA Unipersonal 5.286% 2016[4,5]	2,100	2,013
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	1,400	1,430
Abbey National PLC 6.70% (undated)[4]	2,472	2,418
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	11,400	11,451
UniCredito Italiano SpA 6.00% 2017[5]	9,875	9,795
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	2,707
HVB Funding Trust I 8.741% 2031[5]	4,250	4,709
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3,7]	9,722	9,383
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3,7]	5,015	4,884
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3,7]	2,982	2,851
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	1,750	1,778
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	14,480	14,202
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	1,250	1,208
Barclays Bank PLC 5.926% (undated)[4,5]	4,485	4,180
Barclays Bank PLC 7.434% (undated)[4,5]	8,975	9,343
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[2,4,5]	2,550	2,459
Scottish Power PLC 5.375% 2015	12,700	12,270
Scottish Power PLC 5.81% 2025	3,725	3,466
Nextel Communications, Inc., Series E, 6.875% 2013	6,725	6,630
Nextel Communications, Inc., Series F, 5.95% 2014	3,325	3,129
Sprint Capital Corp. 6.875% 2028	4,050	3,851
Sprint Capital Corp. 8.75% 2032	1,250	1,413
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	10,952
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,033
British Telecommunications PLC 5.95% 2018	14,500	14,642
Singapore Telecommunications Ltd. 6.375% 2011[5]	8,540	9,056
Singapore Telecommunications Ltd. 7.375% 2031[5]	4,500	5,282
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,125	11,196
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	3,000	2,853
Resona Bank, Ltd. 5.85% (undated)[4,5]	14,400	13,408
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	1,187	1,186
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,596
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	7,574
Koninklijke KPN NV 8.375% 2030	11,000	13,226
General Electric Co. 5.00% 2013	2,775	2,813
General Electric Co. 5.25% 2017	10,200	10,198
Enersis SA 7.375% 2014	11,935	12,793
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3,7]	6,081	6,117
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2,3,7]	3,106	3,060
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3,7]	1,203	1,208
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[3,7]	1,135	1,134
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.25% 2036[3,4,7]	608	602
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3,7]	571	562
Vodafone Group PLC 5.625% 2017	5,600	5,586
Vodafone Group PLC 6.15% 2037	7,000	6,937
Washington Mutual, Inc. 5.00% 2012	1,000	878
Washington Mutual, Inc. 5.25% 2017	1,500	1,253
Washington Mutual, Inc. 7.25% 2017	1,250	1,103
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	3,000	1,773
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[4,5]	2,500	2,003
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,4,5]	1,600	928
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5]	6,400	3,779
State of Qatar 9.75% 2030[7]	7,250	11,056
Turkey (Republic of) 7.25% 2015[7]	5,700	6,128
Turkey (Republic of) 8.00% 2034[7]	4,200	4,657
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,000	10,570
Citigroup Inc. 6.125% 2017	1,475	1,518
Citigroup Capital XXI 8.30% 2057	8,060	8,440
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.141% 2036[2,3,4,7]	8,697	8,127
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2,3,4,7]	1,590	1,457
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3,7]	5,577	5,612
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3,7]	3,777	3,797
Lehman Brothers Holdings Inc. 6.75% 2017	2,500	2,581
Lehman Brothers Holdings Inc. 6.50% 2017	6,590	6,680
Kraft Foods Inc. 6.125% 2018	9,100	9,187
Standard Chartered Bank 6.40% 2017[5]	4,550	4,629
Standard Chartered PLC 6.409% (undated)[4,5]	5,000	4,536
BBVA International SA Unipersonal 5.919% (undated)[4,5]	10,350	9,075
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,859
Schwab Capital Trust I 7.50% 2037[4]	5,960	6,008
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	1,527
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,382
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,565	2,462
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[3,4]	1,325	1,240
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,725	2,235
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[3,4,7]	5,000	4,990
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.871% 2042[3,4,7]	3,000	2,992
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3,7]	661	690
CVS Corp. 7.77% 2012[3,5]	752	804
CVS Corp. 5.298% 2027[3,5]	999	932
CVS Caremark Corp. 6.943% 2030[3,5]	6,845	6,885
Nielsen Finance LLC, Term Loan B, 7.146% 2013[3,4]	423	404
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	4,050	4,161
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	3,771
Vale Overseas Ltd. 6.875% 2036	8,000	8,133
Ukraine Government 6.58% 2016[7]	5,000	4,902
Ukraine Government 6.75% 2017[5,7]	3,100	3,050
Russian Federation 7.50% 2030[3,7]	6,871	7,832
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3,7]	8,000	7,697
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,5,7]	5,600	5,432
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,5,7]	1,150	1,059
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,5,7]	1,230	1,118
Countrywide Home Loans, Inc., Series L, 3.25% 2008	275	249
Countrywide Home Loans, Inc., Series M, 4.125% 2009	990	726
Countrywide Financial Corp., Series A, 4.50% 2010	565	411
Countrywide Financial Corp., Series B, 5.80% 2012	8,345	6,102
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,067
Comcast Corp. 6.30% 2017	3,000	3,118
Comcast Corp. 6.95% 2037	3,035	3,286
Tenet Healthcare Corp. 6.375% 2011	845	773
Tenet Healthcare Corp. 7.375% 2013	825	726
Tenet Healthcare Corp. 9.875% 2014	5,300	5,075
Tenet Healthcare Corp. 9.25% 2015	900	837
National Grid PLC 6.30% 2016	7,075	7,235
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[3,4]	500	490
Univision Communications Inc. 7.85% 2011	1,475	1,477
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[3,4]	780	712
Univision Communications Inc. 9.75% 2015[5,6]	4,710	4,316
Banco Mercantil del Norte, SA 6.135% 2016[5]	2,355	2,341
Banco Mercantil del Norte, SA 6.862% 2021[5]	4,600	4,549
Gabonese Republic 8.20% 2017[5,7]	6,450	6,708
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.922% 2036[3,4,7]	4,776	4,739
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.91% 2037[3,4,7]	1,921	1,881
Dominican Republic 9.50% 2011[7]	1,612	1,716
Dominican Republic 9.04% 2018[3,5,7]	2,459	2,816
Dominican Republic 9.04% 2018[7]	1,771	2,027
Stora Enso Oyj 6.404% 2016[5]	2,285	2,255
Stora Enso Oyj 7.25% 2036[5]	4,295	4,301
Williams Companies, Inc. 7.231% 2010[4,5]	225	229
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	388
Williams Companies, Inc. 7.875% 2021	275	306
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	614
Williams Companies, Inc. 8.75% 2032	4,030	4,947
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,482
PSEG Energy Holdings Inc. 8.625% 2008	345	347
PSEG Power LLC 7.75% 2011	3,325	3,580
PSEG Power LLC 8.625% 2031	1,945	2,400
Edison Mission Energy 7.50% 2013	1,325	1,365
Edison Mission Energy 7.75% 2016	150	155
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,954
Edison Mission Energy 7.20% 2019	1,125	1,111
Edison Mission Energy 7.625% 2027	650	614
Indonesia (Republic of) 6.75% 2014[5,7]	1,250	1,295
Indonesia (Republic of) 6.875% 2017[5,7]	1,000	1,040
Indonesia (Republic of) 6.625% 2037[5,7]	4,000	3,815
Wells Fargo & Co. 3.50% 2008	625	622
Wells Fargo & Co. 5.625% 2017	5,500	5,514
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[3,7]	5,243	5,043
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3,7]	885	874
HSBC Holdings PLC 6.50% 2037	6,070	5,902
Northern Rock PLC 5.60% (undated)[2,4,5]	3,635	2,090
Northern Rock PLC 6.594% (undated)[2,4,5]	6,480	3,726
American Tower Corp. 7.125% 2012	1,595	1,647
American Tower Corp. 7.50% 2012	475	492
American Tower Corp. 7.00% 2017[5]	3,625	3,661
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[4,5]	6,180	5,791
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[3,7]	3,563	3,469
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.928% 2036[3,4,7]	938	922
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.617% 2035[3,4,7]	1,422	1,374
EOG Resources, Inc. 5.875% 2017	5,500	5,649
International Lease Finance Corp. 5.00% 2010	1,000	998
American General Finance Corp., Series J, 6.90% 2017	1,990	1,996
American International Group, Inc., Series G, 5.85% 2018	2,250	2,269
American International Group, Inc., Series A-1, 6.25% 2087[4]	420	377
Chase Issuance Trust, Series 2007-A9, Class A, 5.058% 2014[3,4,7]	5,700	5,637
Intergen Power 9.00% 2017[5]	5,325	5,631
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	5,521
ORIX Corp. 5.48% 2011	5,500	5,505
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,913
Enterprise Products Operating LP 8.375% 2066[4]	1,210	1,241
Enterprise Products Operating LP 7.034% 2068[4]	2,505	2,275
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,381	1,402
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	425	427
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	602	584
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,776	2,901
Tesco PLC 5.50% 2017[5]	3,350	3,347
Tesco PLC 6.15% 2037[5]	2,000	1,960
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	5,670	5,302
Hospitality Properties Trust 6.75% 2013	690	711
Hospitality Properties Trust 5.125% 2015	1,000	924
Hospitality Properties Trust 5.625% 2017	1,390	1,289
Hospitality Properties Trust 6.70% 2018	2,260	2,236
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,3,5,7]	5,115	5,112
Skandinaviska Enskilda Banken AB 6.875% 2009	500	514
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	5,000	4,518
Centex Corp. 4.75% 2008	525	524
Centex Corp. 5.25% 2015	1,735	1,471
Centex Corp. 6.50% 2016	3,370	3,000
NXP BV and NXP Funding LLC 7.993% 2013[4]	825	762
NXP BV and NXP Funding LLC 7.875% 2014	525	501
NXP BV and NXP Funding LLC 9.50% 2015	3,970	3,647
Residential Capital Corp. 7.375% 2010[4]	2,295	1,480
Residential Capital, LLC 7.50% 2012[4]	1,470	911
Residential Capital Corp. 7.50% 2013[4]	1,600	992
General Motors Acceptance Corp. 6.75% 2014	1,745	1,409
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[3,4]	1,322	1,253
Thomson Learning 10.50% 2015[5]	2,575	2,488
Thomson Learning 0%/13.25% 2015[5,8]	1,295	1,031
Michaels Stores, Inc., Term Loan B, 7.625% 2013[3,4]	249	230
Michaels Stores, Inc. 10.00% 2014	2,925	2,793
Michaels Stores, Inc. 11.375% 2016	975	899
Michaels Stores, Inc. 0%/13.00% 2016[8]	1,500	831
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,050	1,116
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,300	3,548
Constellation Brands, Inc. 8.375% 2014	1,000	1,008
Constellation Brands, Inc. 7.25% 2017[5]	3,810	3,543
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	4,625	4,383
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	125	118
Schering-Plough Corp. 6.00% 2017	4,275	4,437
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3,7]	4,552	4,429
Corporación Andina de Fomento 5.75% 2017	4,400	4,364
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3,7]	2,890	2,872
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3,4,7]	750	778
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3,7]	709	702
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	650	649
Wachovia Bank NA 6.60% 2038	3,625	3,655
J.C. Penney Co., Inc. 8.00% 2010	1,655	1,724
J.C. Penney Corp., Inc. 5.75% 2018	2,260	2,127
J.C. Penney Corp., Inc. 6.375% 2036	500	448
Liberty Mutual Group Inc. 6.50% 2035[5]	535	490
Liberty Mutual Group Inc. 7.50% 2036[5]	1,815	1,776
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	2,275	2,029
SLM Corp., Series A, 5.40% 2011	1,250	1,140
SLM Corp., Series A, 5.45% 2011	2,000	1,842
SLM Corp., Series A, 5.00% 2015[2]	1,500	1,275
Pakistan (Republic of) 7.125% 2016[5,7]	1,500	1,274
Pakistan (Republic of) 7.125% 2016[7]	3,500	2,972
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4,7]	4,242	4,225
Ford Motor Credit Co. 7.375% 2009	325	306
Ford Motor Credit Co. 7.375% 2011	2,100	1,882
Ford Motor Co. 6.50% 2018	1,631	1,209
Ford Motor Co. 8.875% 2022	1,000	800
Kroger Co. 6.40% 2017	4,000	4,191
CanWest Media Inc., Series B, 8.00% 2012	3,356	3,184
CanWest MediaWorks Inc. 9.25% 2015[5]	1,000	984
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.967% 2047[3,4,7]	1,832	1,770
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[3,7]	1,657	1,644
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3,7]	679	666
PNC Funding Corp., Series I, 6.517% (undated)[2,4,5]	1,600	1,400
PNC Funding Corp., Series II, 6.113% (undated)[2,4,5]	3,100	2,620
SunGard Data Systems Inc. 3.75% 2009	2,500	2,438
SunGard Data Systems Inc. 9.125% 2013	1,500	1,534
Sunoco, Inc. 5.75% 2017	3,900	3,882
BNP Paribas 7.195% (undated)[4,5]	3,900	3,857
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.659% 2039[3,4,7]	3,770	3,826
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4,7]	2,470	2,429
Orascom Telecom 7.875% 2014[5]	3,980	3,781
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	3,675	3,740
Bausch & Lomb Inc. 9.875% 2015[5]	3,675	3,739
Goldman Sachs Group, Inc. 6.75% 2037	3,750	3,686
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[3,4,7]	3,723	3,679
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[2,3,7]	1,938	1,915
Rural Cellular Corp. 10.661% 2012[4]	350	359
Rural Cellular Corp. 8.124% 2013[4]	3,250	3,315
Safeway Inc. 6.35% 2017	3,500	3,654
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3,7]	3,561	3,436
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[3,4,5,7]	90	89
AOL Time Warner Inc. 7.625% 2031	2,240	2,486
Time Warner Inc. 6.50% 2036	940	918
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2,3,4,7]	4,000	3,328
LUKOIL International Finance BV 6.356% 2017	3,300	3,141
LUKOIL International Finance BV 6.656% 2022[5]	200	187
ARAMARK Corp., Term Loan B, 6.83% 2014[3,4]	912	870
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[3,4]	65	62
ARAMARK Corp. 8.50% 2015	2,300	2,340
Bank of America Corp. 5.75% 2017	3,200	3,213
First Data Corp., Term Loan B2, 7.634% 2014[3,4]	3,317	3,157
Quebecor Media Inc. 7.75% 2016[5]	2,250	2,171
Quebecor Media Inc. 7.75% 2016	1,000	965
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[2,3,7]	3,137	3,136
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3,7]	2,683	2,754
Simon Property Group, LP 6.35% 2012	1,300	1,337
Simon Property Group, LP 5.875% 2017	1,850	1,776
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[3,4]	568	565
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[3,4]	430	427
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	2,109
Centennial Communications Corp. 10.981% 2013[4]	710	730
Centennial Communications Corp. 10.00% 2013	1,000	1,045
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	886
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	248
Dex Media, Inc., Series B, 8.00% 2013	750	709
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,310	1,179
R.H. Donnelley Corp. 8.875% 2017[5]	1,095	1,018
Sanmina-SCI Corp. 8.125% 2016	3,260	2,905
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3,7]	2,890	2,897
Federated Retail Holdings, Inc. 5.90% 2016	3,065	2,891
Glen Meadow Pass Through Trust 6.505% 2067[2,4,5]	3,000	2,876
Nalco Co. 7.75% 2011	1,475	1,501
Nalco Co. 8.875% 2013	875	917
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	475	439
American Media Operations, Inc., Series B, 10.25% 2009	2,933	2,511
American Media Operations, Inc. 8.875% 2011	394	335
Radio One, Inc., Series B, 8.875% 2011	1,200	1,127
Radio One, Inc. 6.375% 2013	2,060	1,712
SBC Communications Inc. 5.625% 2016	1,500	1,520
SBC Communications Inc. 6.45% 2034	1,275	1,318
K N Energy, Inc. 7.25% 2028	3,000	2,830
Hanesbrands Inc., Series B, 8.204% 2014[4]	2,805	2,791
US Investigations Services 10.50% 2015[5]	1,900	1,748
US Investigations Services 11.75% 2016[5]	1,035	906
NRG Energy, Inc. 7.25% 2014	2,665	2,605
Jamaican Government 9.00% 2015[7]	280	305
Jamaican Government 9.25% 2025[7]	2,000	2,265
Husky Energy Inc. 6.80% 2037	2,425	2,557
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	1,050	932
Allison Transmission Holdings, Inc. 11.00% 2015[5]	1,750	1,601
Lafarge 6.15% 2011	2,450	2,522
HealthSouth Corp. 10.75% 2016	2,400	2,520
Celestica Inc. 7.875% 2011	1,605	1,553
Celestica Inc. 7.625% 2013	1,020	956
Capmark Financial Group, Inc. 5.875% 2012[5]	2,500	1,981
Capmark Financial Group, Inc. 6.30% 2017[5]	690	515
Realogy Corp., Term Loan B, 8.24% 2013[3,4]	216	190
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[3,4]	58	51
Realogy Corp. 10.50% 2014[5]	2,275	1,706
Realogy Corp. 11.00% 2014[5,6]	775	541
HCA Inc., Term Loan B, 7.09% 2013[3,4]	1,558	1,501
HCA Inc. 9.625% 2016[6]	925	981
Fifth Third Capital Trust IV 6.50% 2067[4]	2,720	2,471
Kazkommerts International BV 8.50% 2013	1,750	1,593
Kazkommerts International BV 7.875% 2014[5]	500	429
Kazkommerts International BV 7.875% 2014	500	429
Triton PCS, Inc. 8.50% 2013	2,350	2,444
Pinnacle Entertainment, Inc. 7.50% 2015[5]	2,650	2,418
Cablevision Systems Corp., Series B, 8.00% 2012	2,470	2,408
Tenneco Automotive Inc. 8.625% 2014	2,415	2,385
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.809% 2035[3,4,7]	2,441	2,362
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	2,550	2,358
AXA SA 6.379% (undated)[4,5]	2,725	2,355
Overseas Shipholding Group, Inc. 8.25% 2013	2,300	2,346
Albertson’s, Inc. 8.00% 2031	2,300	2,345
CNA Financial Corp. 6.50% 2016	2,270	2,321
Lincoln National Corp. 7.00% 2066[4]	2,290	2,303
DRS Technologies, Inc. 6.875% 2013	1,815	1,815
DRS Technologies, Inc. 6.625% 2016	225	223
DRS Technologies, Inc. 7.625% 2018	250	254
El Salvador (Republic of) 7.65% 2035[5,7]	1,970	2,280
Prudential Financial, Inc., Series D, 6.00% 2017	2,280	2,275
Kansas City Southern Railway Co. 7.50% 2009	2,250	2,264
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,231
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[3,4]	547	508
Freescale Semiconductor, Inc. 9.125% 2014[6]	2,000	1,710
Viacom Inc. 6.25% 2016	1,500	1,512
Viacom Inc. 6.875% 2036	700	704
E*TRADE Financial Corp. 8.00% 2011	1,925	1,680
E*TRADE Financial Corp. 7.875% 2015	680	522
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,060	1,057
Hawaiian Telcom Communications, Inc. 10.318% 2013[4]	90	91
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[3,4]	607	575
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	450	467
Allied Waste North America, Inc., Series B, 5.75% 2011	650	640
Allied Waste North America, Inc., Series B, 6.125% 2014	275	266
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,283
Ceridian Corp. 11.25% 2015[5]	2,300	2,139
Drummond Co., Inc. 7.375% 2016[5]	2,275	2,121
Young Broadcasting Inc. 10.00% 2011	2,695	2,119
Metals USA Holdings Corp. 11.231% 2012[4,5,6]	1,100	908
Metals USA, Inc. 11.125% 2015	1,150	1,196
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,200	1,112
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,075	989
Hawker Beechcraft 8.50% 2015[5]	225	226
Hawker Beechcraft 8.875% 2015[5,6]	1,730	1,717
Hawker Beechcraft 9.75% 2017[5]	150	150
THL Buildco, Inc. 8.50% 2014	2,090	1,682
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	384
ISA Capital do Brasil SA 8.80% 2017[5]	2,000	2,065
D.R. Horton, Inc. 5.25% 2015	535	426
D.R. Horton, Inc. 5.625% 2016	1,150	955
D.R. Horton, Inc. 6.50% 2016	750	652
Boyd Gaming Corp. 7.75% 2012	620	631
Boyd Gaming Corp. 6.75% 2014	275	263
Boyd Gaming Corp. 7.125% 2016	1,175	1,116
Canadian Natural Resources Ltd. 5.70% 2017	2,000	1,991
AES Panamá, SA 6.35% 2016[5]	2,000	1,977
Chohung Bank 4.50% 2014[2,4,5]	2,000	1,967
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3,7]	2,000	1,966
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	360	351
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	700	655
Westfield Group 5.70% 2016[5]	1,000	958
United Mexican States Government Global 6.375% 2013[7]	1,826	1,947
VWR International, Inc. 10.25% 2015[4,5,6]	2,025	1,939
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,334
Petroplus Finance Ltd. 7.00% 2017[5]	650	598
Standard Pacific Corp. 5.125% 2009	775	616
Standard Pacific Corp. 6.50% 2010	1,750	1,199
Standard Pacific Corp. 6.25% 2014	25	17
Standard Pacific Corp. 7.00% 2015	135	90
Serena Software, Inc. 10.375% 2016	1,936	1,917
Banque Centrale de Tunisie 7.375% 2012[7]	1,750	1,911
Developers Diversified Realty Corp. 5.375% 2012	1,950	1,898
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4,7]	2,050	1,894
Southern Natural Gas Co. 5.90% 2017[5]	1,900	1,878
Hertz Corp. 10.50% 2016	1,800	1,872
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	1,252
Stone Container Corp. 8.375% 2012	205	204
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	385
Education Management LLC and Education Management Finance Corp. 8.75% 2014	725	731
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,070	1,107
TransDigm Inc. 7.75% 2014	1,800	1,836
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	1,820
Local T.V. Finance LLC 9.25% 2015[5,6]	1,895	1,819
Intelsat (Bermuda), Ltd. 8.25% 2013	540	545
Intelsat (Bermuda), Ltd. 8.625% 2015	675	682
Intelsat Corp. 9.00% 2016	575	582
LBI Media, Inc. 8.50% 2017[5]	1,855	1,797
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	1,100	1,095
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	700	697
Windstream Corp. 8.125% 2013	1,400	1,456
Windstream Corp. 8.625% 2016	300	317
Toys “R” Us, Inc. 7.625% 2011	2,090	1,771
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,769
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,762
Idearc Inc. 8.00% 2016	1,845	1,702
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5,7]	2,006	1,700
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,418
Sierra Pacific Resources 8.625% 2014	250	268
Ashtead Group PLC 8.625% 2015[5]	1,915	1,685
Catlin Insurance Ltd. 7.249% (undated)[4,5]	1,835	1,680
Delhaize Group 6.50% 2017	500	512
Delhaize America, Inc. 9.00% 2031	1,000	1,161
PTS Acquisition Corp. 9.50% 2015[5,6]	1,790	1,669
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[3,4]	519	500
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[3,4]	1,194	1,158
Coventry Health Care, Inc. 6.30% 2014	1,600	1,640
Hughes Communications, Inc. 9.50% 2014	1,600	1,628
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,626
MGM MIRAGE 6.00% 2009	350	350
Mandalay Resort Group 6.375% 2011	275	272
MGM MIRAGE 6.75% 2013	915	892
MGM MIRAGE 6.625% 2015	100	94
Iron Mountain Inc. 7.75% 2015	380	389
Iron Mountain Inc. 6.625% 2016	1,250	1,189
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,125	1,554
AMC Entertainment Inc. 8.00% 2014	525	496
AMC Entertainment Inc., Series B, 11.00% 2016	1,000	1,058
ACE INA Holdings Inc. 5.875% 2014	1,510	1,549
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 4.925% 2037[3,4,7]	1,607	1,522
Colombia (Republic of) Global 10.375% 2033[7]	484	725
Colombia (Republic of) Global 7.375% 2037[7]	715	797
CIT Group Inc. 7.625% 2012	1,500	1,522
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 5.025% 2036[3,4,7]	1,625	1,519
UPM-Kymmene Corp. 5.625% 2014[5]	1,590	1,504
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3,4,7]	1,478	1,466
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,457
Lloyds TSB Group PLC 6.267% (undated)[4,5]	1,600	1,454
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,449
Guatemala (Republic of) 10.25% 2011[7]	990	1,146
Guatemala (Republic of) 9.25% 2013[7]	260	300
AEP Industries Inc. 7.875% 2013	1,510	1,446
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	129	129
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	179	179
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,3]	1,210	1,136
Level 3 Financing, Inc. 9.25% 2014	1,585	1,442
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,439
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 5.015% 2036[3,4,7]	1,750	1,423
Warner Chilcott Corp. 8.75% 2015	1,352	1,399
Alion Science and Technology Corp. 10.25% 2015	1,630	1,398
Berry Plastics Holding Corp. 10.25% 2016	1,575	1,386
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	800	732
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	641
Lazard Group LLC 7.125% 2015	710	724
Lazard Group LLC 6.85% 2017	625	618
Seneca Gaming Corp. 7.25% 2012	1,300	1,316
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	650
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	523
K. Hovnanian Enterprises, Inc. 6.50% 2014	200	141
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,245	1,303
Sensata Technologies BV 8.00% 2014[4]	1,370	1,295
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,312	1,290
Ambac Financial Group, Inc. 6.15% 2087[4]	1,745	1,278
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	1,207	1,268
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3,7]	1,250	1,258
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[3,4,7]	1,250	1,251
Mylan Inc., Term Loan B, 8.313% 2014[3,4]	1,250	1,240
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3,7]	1,000	1,045
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3,7]	176	180
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,230	1,224
Accuride Corp. 8.50% 2015	1,445	1,178
JBS SA 10.50% 2016	1,200	1,167
Chubb Corp. 6.375% 2037[4]	1,160	1,133
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3,7]	1,125	1,122
Toll Brothers Finance Corp. 5.95% 2013	175	162
Toll Brothers, Inc. 4.95% 2014	820	727
Toll Brothers, Inc. 5.15% 2015	245	223
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,350	1,090
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,050	1,088
Warner Music Group 7.375% 2014	1,390	1,077
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,095	1,065
William Lyon Homes, Inc. 10.75% 2013	1,300	787
William Lyon Homes, Inc. 7.50% 2014	450	272
Smithfield Foods, Inc. 7.75% 2017	1,075	1,045
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5,7]	1,000	1,036
Navios Maritime Holdings Inc. 9.50% 2014	1,000	1,028
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3,7]	1,000	1,013
Universal Hospital Services, Inc. 8.50% 2015[6]	460	467
Universal Hospital Services, Inc. 8.288% 2015[4]	540	543
Verizon Communications Inc. 5.50% 2017	1,000	1,006
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,5,7]	850	813
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,5,7]	200	189
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	1,000
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[3,4,7]	1,000	999
Newfield Exploration Co. 6.625% 2016	1,000	985
Mohegan Tribal Gaming Authority 6.375% 2009	970	975
Goodyear Tire & Rubber Co. 8.625% 2011	906	949
MetroPCS Wireless, Inc. 9.25% 2014	1,000	945
Georgia-Pacific Corp. 8.125% 2011	500	510
Georgia-Pacific Corp. 9.50% 2011	410	433
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5,7]	1,000	940
Building Materials Corp. of America 7.75% 2014	1,205	928
TRW Automotive Inc. 7.00% 2014[5]	1,000	925
Kimco Realty Corp., Series C, 5.783% 2016	550	532
Kimco Realty Corp. 5.70% 2017	415	388
Georgia Gulf Corp. 9.50% 2014	965	774
Georgia Gulf Corp. 10.75% 2016	180	122
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,5,7]	475	474
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,5,7]	105	99
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,5,7]	105	98
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,5,7]	105	99
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,5,7]	105	98
Tyson Foods, Inc. 6.85% 2016[4]	835	861
WDAC Intermediate Corp. 8.375% 2014[5]	850	850
Riddell Bell Holdings Inc. 8.375% 2012	905	819
AES Corp. 8.75% 2013[5]	780	818
France Télécom 7.75% 2011[4]	730	785
Marriott International, Inc., Series J, 5.625% 2013	785	785
Vitamin Shoppe Industries Inc. 12.369% 2012[2,4]	750	780
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	778
Duane Reade Inc. 9.75% 2011	855	776
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	770
TEPPCO Partners LP 7.00% 2067[4]	835	765
Elizabeth Arden, Inc. 7.75% 2014	770	758
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	550	578
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	192	176
Plastipak Holdings, Inc. 8.50% 2015[5]	750	754
NTL Cable PLC 8.75% 2014	750	748
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.94% 2035[2,3,4,7]	785	738
QBE Capital Funding II LP 6.797% (undated)[4,5]	750	719
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6,
AMBAC insured, 5.08% 2011[2,3,5,7]	750	711
Cinemark, Inc. 0%/9.75% 2014[8]	750	702
Dole Food Co., Inc. 7.25% 2010	250	229
Dole Food Co., Inc. 8.875% 2011	505	470
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	698
Viant Holdings Inc. 10.125% 2017[5]	693	638
Liberty Media Corp. 8.25% 2030	650	627
Cox Communications, Inc. 4.625% 2010	625	620
Foundation PA Coal Co. 7.25% 2014	625	620
Grupo Posadas, SA de CV 8.75% 2011	600	617
Qwest Capital Funding, Inc. 7.25% 2011	130	129
Qwest Communications International Inc., Series B, 7.50% 2014	250	251
U S WEST Communications, Inc. 6.875% 2033	250	232
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3,4,7]	625	595
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[2,3,4,7]	436	305
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2,3,4,7]	507	289
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[3,4]	130	125
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[3,4]	525	466
Twin Reefs Asset Trust (XLFA), Series B, 6.243% (undated)[4,5]	900	587
Claire’s Stores, Inc., Term Loan, 7.595% 2014[3,4]	672	570
Carnival Corp. 6.15% 2008	565	566
Sealy Mattress Co. 8.25% 2014	580	557
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3,
Class A-1, 4.89% 2037[3,7]	532	532
Owens-Illinois, Inc. 7.35% 2008	525	528
Host Marriott, LP, Series K, 7.125% 2013	500	506
Atlas Copco AB 5.60% 2017[5]	500	501
Cricket Communications, Inc. 9.375% 2014	525	495
Rite Aid Corp. 6.125% 2008[5]	500	489
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3,5,7]	460	448
Goodman Global Holdings, Inc., Series B, 7.875% 2012	415	430
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[3,7]	429	428
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[5]	416	423
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	411
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3,7]	405	404
United Rentals (North America), Inc. 7.75% 2013	460	400
Esterline Technologies Corp. 6.625% 2017	400	398
ACIH, Inc. 11.50% 2012[5]	650	374
Meritage Homes Corp. 6.25% 2015	525	368
Rouse Co. 6.75% 2013[5]	375	350
Graphic Packaging International, Inc. 8.50% 2011	350	348
Limited Brands, Inc. 6.90% 2017	355	344
Accellent Inc. 10.50% 2013	405	342
Rockwood Specialties Group, Inc. 7.50% 2014	325	323
BNSF Funding Trust I 6.613% 2055[4]	335	314
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[3,4]	279	260
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	310	234
Cooper-Standard Automotive Inc. 7.00% 2012	250	218
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	190	201
Iraq (Republic of) 5.80% 2028[3,5,7]	250	165
Delphi Corp. 6.50% 2013[9]	240	140
Carmike Cinemas, Inc., Term Loan B, 8.65% 2012[3,4]	133	130
Pemex Project Funding Master Trust 9.125% 2010	110	122
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	69	72
Stoneridge, Inc. 11.50% 2012	25	26
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[3,7]	18	18
		1,836,367

Total bonds & notes (cost: $5,617,162,000)		5,822,093

Warrants — 0.00%	Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—	*

Total warrants (cost: $52,000)		—	*

Preferred securities — 3.03%

EUROS — 1.94%
HVB Funding Trust VIII 7.055%[4]	12,500,000	18,428
UniCredito Italiano Capital Trust III 4.028%[4]	1,000,000	1,227
UniCredito Italiano Capital Trust I, Class B, 8.048%[4]	8,000,000	12,263
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	24,100,000	31,177
Allied Irish Banks, PLC 4.781%[4]	12,760,000	15,169
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	5,000,000	7,465
Barclays Bank PLC 4.75%[4]	12,530,000	14,527
BNP Paribas 5.868%[4]	6,750,000	9,754
BNP Paribas Capital Trust IV 6.342%[4]	500,000	742
Standard Chartered Capital Trust I 8.16%[4]	5,000,000	7,590
Bank of Ireland UK Holdings PLC 7.40%[4]	3,000,000	4,496
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[4]	2,000,000	2,478
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,519
		126,835

U.S. DOLLARS — 0.60%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	21,541,000	20,435
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	9,410
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	7,085,000	5,998
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	2,000,000	1,842
XL Capital Ltd., Series E, 6.50%[4]	1,665,000	1,458
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	200,000	202
		39,345

BRITISH POUNDS — 0.18%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	4,500,000	7,885
Sumitomo Mitsui Banking Corp. 6.164%[4]	990,000	1,771
BOI Capital Funding (No. 4) LP 6.43%[4]	1,000,000	1,728
		11,384

MISCELLANEOUS — 0.31%
Other preferred securities in initial period of acquisition		20,378

Total preferred securities (cost: $196,998,000)		197,942

	Principal amount	Market value
Short-term securities — 5.34%	(000)	(000)

Fannie Mae 4.29% due 1/14/2008	US$46,100	US$ 46,023
General Electric Capital Corp. 4.15% due 1/2/2008	39,200	39,191
Federal Home Loan Bank 4.22% due 1/11/2008	31,400	31,359
Thunder Bay LLC 6.20% due 1/10/2008[5]	25,600	25,556
IBM Corp. 4.40% due 1/7/2008[5]	25,000	24,979
National Australia Funding 5.01% due 1/14/2008[5]	25,000	24,951
Barton Capital LLC 6.07% due 1/15/2008[5]	25,000	24,937
Royal Bank of Scotland PLC 4.65% due 2/28/2008[7]	23,400	23,221
ING (US) Funding LLC 5.15% due 1/9/2008	22,200	22,171
Wells Fargo & Co. 4.30% due 1/18/2008	17,700	17,662
Swedish Export Credit Corp. 4.61% due 2/5/2008[7]	17,000	16,913
Freddie Mac 4.25% due 1/24/2008	16,700	16,653
Bank of America Corp. 5.00% due 2/8/2008[7]	16,400	16,311
BMW U.S. Capital LLC 4.21% due 1/15/2008[5]	10,400	10,382
Swedbank Mortgage AB 5.30% due 1/11/2008	8,300	8,286

Total short-term securities (cost: $348,604,000)		348,595

Total investment securities (cost: $6,162,816,000)		6,368,630
Other assets less liabilities		165,484

Net assets		6,534,114

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $680,163,000.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $593,096,000, which represented 9.08% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$266,123
Gross unrealized depreciation on investment securities	(64,529)
Net unrealized appreciation on investment securities	201,594
Cost of investment securities for federal income tax purposes	6,167,036

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0208O-S10891

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2008

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: February 28, 2008